Stock-Based Compensation - Summary of Restricted Stock and RSU Activity (Details) - Restricted Stock - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the Company's restricted stock activity
Outstanding at beginning of year (in shares)	397,326	467,744	655,276
Vested (in shares)	(215,433)	(166,405)	(290,901)
Forfeited (in shares)	(9,753)	(3,675)	(9,125)
Outstanding at end of year (in shares)	335,796	397,326	467,744
2006 Employee and 2006 Director Plans
Summary of the Company's restricted stock activity
Granted (in shares)	112,647	99,662	112,494
Valspar Plan
Summary of the Company's restricted stock activity
Granted (in shares)	51,009